Intangible Assets - Schedule of Detailed Information About Intangible Assets (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Additions	$ 20,942	$ 17,260
Capitalized Salaries and Wages
Disclosure Of Intangible Assets [Line Items]
Additions	$ 19,809	$ 16,694